RESTRUCTURING AND ASSET RELATED CHARGES - NET (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	$ 45	$ 378	$ 24	$ 398	$ 19	$ 74	$ 41	$ 18	$ 845	$ 152	$ 97
Asset Impairment Charges									661
Restructuring Reserve	$ 96				$ 135				96	$ 135
Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									339
Corporate
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									322
finite-lived intangible assets and property, plant and equipment [Member] | Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									318
Asset Impairment Charges, Net of Tax									242
finite-lived intangible assets and property, plant and equipment [Member] | Corporate | Biomaterials [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									270
Asset Impairment Charges, Net of Tax									206
Indefinite-lived Intangible Assets [Member] | Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									21
Asset Impairment Charges, Net of Tax									16
Indefinite-lived Intangible Assets [Member] | Corporate
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									52
Asset Impairment Charges, Net of Tax									$ 39